TRADE PAYABLES	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
TRADE PAYABLES
26. TRADE PAYABLES
Trade payables of €945,657 thousand at December 31, 2024 (€930,560 thousands at December 31, 2023) are entirely due within one year. The carrying amount of trade payables is considered to be equivalent to their fair value.